Federated Hermes International Growth Fund Performance Management - Class A and C Shares [Member] - Federated Hermes International Growth Fund	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The Fund is the legal entity successor to the PNC International Growth Fund (“Predecessor Fund”), a portfolio of PNC Funds, pursuant to a tax-free reorganization that took place on November 15, 2019. Pursuant to the reorganization, the Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. Accordingly, the performance information, including information on fees and expenses and financial information provided in this prospectus for periods prior to the reorganization (the Fund’s commencement of investment operations) is historical information for the Predecessor Fund. The Predecessor Fund was managed by the same portfolio management team as the Fund, had an identical investment objective and substantially identical strategies, policies, and restrictions. Given the above, unless specifically stated otherwise, subsequent references in this section to the Fund should be read to include the Predecessor Fund.The Fund’s A and C classes have not yet commenced operations. The Fund currently offers two other classes of shares: Institutional Shares (“IS class”) and Class R6 Shares. For periods prior to the reorganization (the Fund’s commencement of investment operations), the performance of the Fund’s IS class is the historical performance of the Predecessor Fund’s I class. For the periods prior to the commencement of operations of the A and C classes, the performance information shown below is for the Fund’s IS class. The performance of the IS class has not been adjusted to reflect the expenses applicable to the A or C class. The performance has been adjusted to reflect the differences in sale charges and deferred sales charges applicable to A class and C class. The A, C and IS classes are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses or sales loads. It is anticipated that the expense ratios of the A and C classes will be higher than the expense ratio of the IS class; accordingly, the actual performance of the A and C classes is anticipated to be lower than the performance of the IS class.The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.
Performance One Year or Less [Text]	The Fund’s A and C classes have not yet commenced operations. The A and C class performance information shown below is for the Fund’s IS class as described above.
Bar Chart [Heading]	Federated Hermes International Growth Fund - IS Class
Bar Chart Closing [Text Block]

The Fund's IS class total return for the six-month period from January 1, 2025 to June 30, 2025, was 17.24%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 31.97% (quarter ended June 30, 2020). Its lowest quarterly return was (18.97)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s A and C classes have not yet commenced operations. The A and C class performance information shown below is for the Fund’s IS class as described above. In addition to Return Before Taxes, Return After Taxes is shown for the Funds A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for the C class will differ from those shown for A class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.(For the Period Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for A class, and after-tax returns for the C class will differ from those shown for A class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
IS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's IS class total return for the six-month period
Bar Chart, Year to Date Return	17.24%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	31.97%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(18.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020